Schedule of Note and Accrued Interest Receivable Related Party (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Allowance for doubtful accounts	$ (1,192,340)	$ (766,692)
Allowance for doubtful accounts	(1,533,924)	(1,192,340)
Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc	2,770,700	248,095
Allowance for doubtful accounts	(309,098)	(291,841)
Advances
Interest receivable	4,443	17,257
Interest receivable	(4,443)	(17,257)
Original issue discount on advances
Accretion income
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc		2,770,700
Allowance for doubtful accounts	(313,541)	(309,098)
Related Party [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party - Net Total	2,582,675
Advances	1,375,000	2,585,000
Interest receivable	64,831	54,150
Interest receivable	(64,831)	(54,150)
Original issue discount on advances	(125,000)	(56,475)
Accretion income	418,724
Note Receivable and Accrued Interest Receivable Related Party - Net Total	4,316,230	2,582,675
Related Party [Member] | Ez Fill Holdings Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc	2,582,675
Advances	1,375,000	2,585,000
Interest receivable	64,831	54,150
Interest receivable	(64,831)	(54,150)
Original issue discount on advances	(125,000)	(56,475)
Accretion income	418,724
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc	4,316,230	2,582,675
Related Party [Member] | Balance Labs Inc. [Member] | Next NRG Holding Corp [Member]
Related Party Transaction [Line Items]
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc	309,098	291,841
Advances
Interest receivable	4,443	17,257
Interest receivable	(4,443)	(17,257)
Original issue discount on advances
Accretion income
Note Receivable and Accrued Interest Receivable Related Party Balance Labs Inc	$ 313,541	$ 309,098